UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jerrold N. Fine        Westport, CT                    11/14/02
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   30
                                               -------------

Form 13F Information Table Value Total:             $231,638
                                               -------------
                                               (in thousands)


List of Other Included Managers:
1. ROBERT JAFFEE, GENERAL PARTNER
2. DEBORAH ZISKIN, GENERAL PARTNER
3. MARGARET EPPRECHT, GENERAL PARTNER
4. GREG LEWIN, GENERAL PARTNER


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
ALCOA INC                COMMON      013817101    3,860    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC PREFERRED     COMMON      03674B203      160      2,000          X         X            X
------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL
INC                      COMMON      71813109     9,165    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
CHUBB CORP               COMMON      171232101   16,499    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONDUCTUS INC            COMMON      206784100      258    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
CELLTECH GROUP PLC
SPON ADR                 COMMON      151158102    1,888    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
COX COMMUNICATION INC    COMMON      224044107    7,377    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
CSX CORP                 COMMON      126408103   10,552    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COMMON      338488109      790    305,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC       COMMON      441815107    2,170     76,665          X         X            X
------------------------------------------------------------------------------------------------------------
INDEVUS PHARMACEUTICALS  COMMON      454072109      387    249,410          X         X            X
------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS INC COMMON      495582108   10,902    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
KOS PHARMACEUTICALS INC
COM                      COMMON      500648100      280     25,000          X         X            X
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION              COMMON      530718105   8,975  1,250,000          X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COMMON      92232F103   2,280  1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP    COMMON      655844108   5,048    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC         COMMON      67481E106   3,990    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP INC             COMMON      670872100   9,630    225,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PROPERTIES
INC                      COMMON      694396102     677    676,800          X         X            X
------------------------------------------------------------------------------------------------------------
PHELPSDODGE CORP         COMMON      717265102   2,563    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COMMON      G3223R108  27,430    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRAVELERS PROPERTY
CASUALTY CO              COMMON      893939108   3,960    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HOLDINGS   COMMON      893521104  26,882    404,550          X         X            X
------------------------------------------------------------------------------------------------------------
UNOCAL CORP COM          COMMON      915289102  15,695    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP           COMMON      963320106   9,172    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL
INC NEW                  COMMON      948626106   1,518     35,000          X         X            X
------------------------------------------------------------------------------------------------------------
WYETH LEERINK SWANN      COMMON      983024100  15,900    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS
INC CL A                 COMMON      30218U108   4,094    445,000          X         X            X
------------------------------------------------------------------------------------------------------------
PREMCOR INC              COMMON      74045Q104   1,569    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COMMON      10553F106  28,018  3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.
